SHARE REPURCHASE PROGRAM (Details) - American depositary shares $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2018 USD ($)
Authorized amount | $					$ 20,000	$ 20,000
Shares repurchased during the year (in ADS shares) | shares	2,609,949	2,609,949	430,260	430,260
Repurchase of shares cost	¥ 48,117	$ 6,777	¥ 3,837	$ 556
Average price per share (in dollars per share) | $ / shares		$ 2.61		$ 1.27